Accounts receivable, net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Allowance for doubtful accounts, beginning | $	$ 36		$ 112
Less: reversal of provision for doubtful accounts | $	(6)		(76)
Allowance for doubtful accounts, ending | $	$ 30		$ 36
ZHEJIANG TIANLAN
Allowance for doubtful accounts, beginning		¥ 26,484		¥ 24,047
Add: provision for allowances		22,161		2,437
Less: reversal of provision for doubtful accounts		(6,463)		0
Allowance for doubtful accounts, ending		¥ 42,182		¥ 26,484